LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Breakdown of loans by risk category
Total loans	$ 483,832	$ 449,177	$ 401,246
Minimum
Breakdown of loans by risk category
Credit risk rating for which reserves are established if no specific reserves made	6
Maximum
Breakdown of loans by risk category
Credit risk rating for which general reserves are established	5
Credit risk rating for which reserves are established if no specific reserves made	7
Commercial real estate
Breakdown of loans by risk category
Total loans	268,809	244,966	199,201
Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	79,655	80,646	92,269
Commercial construction
Breakdown of loans by risk category
Total loans	10,904	17,229	19,745
One to four family residential real estate
Breakdown of loans by risk category
Total loans	103,768	87,948	77,332
Consumer construction
Breakdown of loans by risk category
Total loans	6,895	7,465	5,774
Consumer
Breakdown of loans by risk category
Total loans	13,801	10,923	6,925
Strong (1)
Breakdown of loans by risk category
Total loans	5,534	9,833
Strong (1) | Commercial real estate
Breakdown of loans by risk category
Total loans	1,502	4,807
Strong (1) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	3,741	5,026
Strong (1) | Commercial construction
Breakdown of loans by risk category
Total loans	30
Strong (1) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	251
Strong (1) | Consumer
Breakdown of loans by risk category
Total loans	10
Good (2)
Breakdown of loans by risk category
Total loans	31,211	27,793
Good (2) | Commercial real estate
Breakdown of loans by risk category
Total loans	23,310	20,491
Good (2) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	4,348	3,936
Good (2) | Commercial construction
Breakdown of loans by risk category
Total loans	479	1,038
Good (2) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	3,074	1,969
Good (2) | Consumer
Breakdown of loans by risk category
Total loans		359
Average (3)
Breakdown of loans by risk category
Total loans	148,171	116,794
Average (3) | Commercial real estate
Breakdown of loans by risk category
Total loans	116,702	84,164
Average (3) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	27,455	23,821
Average (3) | Commercial construction
Breakdown of loans by risk category
Total loans	2,702	5,103
Average (3) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	1,275	3,635
Average (3) | Consumer
Breakdown of loans by risk category
Total loans	37	71
Acceptable/Acceptable Watch (4)
Breakdown of loans by risk category
Total loans	172,945	165,996
Acceptable/Acceptable Watch (4) | Commercial real estate
Breakdown of loans by risk category
Total loans	125,010	113,379
Acceptable/Acceptable Watch (4) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	39,070	41,785
Acceptable/Acceptable Watch (4) | Commercial construction
Breakdown of loans by risk category
Total loans	4,340	5,784
Acceptable/Acceptable Watch (4) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	4,482	4,791
Acceptable/Acceptable Watch (4) | Consumer
Breakdown of loans by risk category
Total loans	43	257
Special Mention (5)
Breakdown of loans by risk category
Total loans		21,809
Special Mention (5) | Commercial real estate
Breakdown of loans by risk category
Total loans		16,754
Special Mention (5) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans		4,296
Special Mention (5) | Commercial construction
Breakdown of loans by risk category
Total loans		759
Substandard (6)
Breakdown of loans by risk category
Total loans	8,468	8,700
Substandard (6) | Commercial real estate
Breakdown of loans by risk category
Total loans	2,285	5,189
Substandard (6) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	5,041	1,782
Substandard (6) | Commercial construction
Breakdown of loans by risk category
Total loans	402	1,077
Substandard (6) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	710	646
Substandard (6) | Consumer
Breakdown of loans by risk category
Total loans	30	6
Doubtful (7)
Breakdown of loans by risk category
Total loans		182
Doubtful (7) | Commercial real estate
Breakdown of loans by risk category
Total loans		182
Rating Unassigned
Breakdown of loans by risk category
Total loans	117,503	98,070
Rating Unassigned | Commercial construction
Breakdown of loans by risk category
Total loans	2,951	3,468
Rating Unassigned | One to four family residential real estate
Breakdown of loans by risk category
Total loans	93,976	76,907
Rating Unassigned | Consumer construction
Breakdown of loans by risk category
Total loans	6,895	7,465
Rating Unassigned | Consumer
Breakdown of loans by risk category
Total loans	$ 13,681	$ 10,230